Long-Term Equity Investments - Summary of Long-Term Equity Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long term investments 1 [abstract]
Long-term investments - common shares held	$ 59,941	$ 196,241	$ 309,757
Long-term investments - warrants held	1,536	3,637
Long-term investments	$ 61,477	$ 199,878